Fixed Assets - Summary of Fixed Assets (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	R$ (14,921)	R$ (13,514)
Residual	6,963	6,937
Cost	22,031	20,598
Impairment	(147)	(147)
Real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(4,089)	(3,735)
Residual	3,173	3,256
Cost	7,372	7,106
Impairment	(110)	(115)
Real estate [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Residual	1,127	1,102
Cost	1,127	1,102
Real estate [member] | Building And Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(4,089)	(3,735)
Residual	2,046	2,154
Cost	6,245	6,004
Impairment	R$ (110)	R$ (115)
Real estate [member] | Bottom of range [member] | Building And Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	4.00%	4.00%
Real estate [member] | Top of range [member] | Building And Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	10.00%	10.00%
Other fixed assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	R$ (10,832)	R$ (9,779)
Residual	3,790	3,681
Cost	14,659	13,492
Impairment	(37)	(32)
Other fixed assets [member] | Data processing systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(7,170)	(6,400)
Residual	1,897	1,847
Cost	9,094	8,274
Impairment	(27)	(27)
Other fixed assets [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(1,199)	(1,108)
Residual	1,054	862
Cost	2,253	1,970
Other fixed assets [member] | Installations And Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	(2,463)	(2,271)
Residual	839	972
Cost	3,312	3,248
Impairment	R$ (10)	R$ (5)
Other fixed assets [member] | Bottom of range [member] | Data processing systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	20.00%	20.00%
Other fixed assets [member] | Bottom of range [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	10.00%	10.00%
Other fixed assets [member] | Bottom of range [member] | Installations And Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	10.00%	10.00%
Other fixed assets [member] | Top of range [member] | Data processing systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	50.00%	50.00%
Other fixed assets [member] | Top of range [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	20.00%	20.00%
Other fixed assets [member] | Top of range [member] | Installations And Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rates	20.00%	20.00%